Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	27,620.00
Total Offset Amount	14,851.10
Net Fee	$ 12,768.90